Offerings - Offering: 1	Jun. 11, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Intellia Therapeutics, Inc. 2025 Equity Incentive Plan
Amount Registered	22,853,528
Proposed Maximum Offering Price per Unit	7.6
Maximum Aggregate Offering Price	$ 173,686,812.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,591.46
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.

(2)	Represents 22,853,528 shares of Intellia Therapeutics. Inc. Common Stock reserved for issuance under the Registrant’s 2025 Equity Incentive Plan.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended. The price per share and aggregate offering price are calculated on the basis of $7.60, the average of the high and low price of the Registrant’s Common Stock as reported on the NASDAQ Global Market on June 5, 2025.